Taxation - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating losses	$ 13.0	$ 44.8
Excess of tax basis over book basis of property, plant and equipment	53.6	29.7
Other	16.0	10.7
Deferred tax asset	82.6	85.2
Less: Valuation allowance	(81.9)	(85.0)
Net deferred tax assets	0.7	0.2
Deferred tax liabilities
Deferred tax liabilities	0.0	0.0
Net deferred tax asset	$ 0.7	$ 0.2